Finance Costs and Income - Summary of finance costs and lincome Explanatory(Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Finance Costs [Abstract]
Derognition of remaining 2027 notes discount and deferred transaction costs	$ 29
Premium on early redemption of the 2027 Notes	$ 13